Non-Vested Stock Option Share Transactions (Detail) (USD $)	4 Months Ended	8 Months Ended
	Feb. 01, 2014	Oct. 02, 2013
Number of Units
Options Outstanding at Beginning of Period	4,683,151	424,231
Non-Vested Options Forfeited	(88,991)	(56,402)
Options Outstanding at End of Period	4,619,323	4,683,151
Weighted Average Grant Date Fair Value Per Unit
Options Outstanding at Beginning of Period	$ 2.95	$ 6.96
Non-Vested Options Granted	$ 26.96	$ 4.55
Non-Vested Options Forfeited	$ 2.01	$ 6.82
Options Outstanding at End of Period	$ 3.25	$ 2.95
Class A common stock
Weighted Average Grant Date Fair Value Per Unit
Cancellation of Class A Units		$ 2.95
Non Vested Options
Number of Units
Options Outstanding at Beginning of Period	3,824,073	255,457
Non-Vested Options Granted	52,761	175,500
Non-Vested Options Vested	(276,432)	(61,051)
Non-Vested Options Forfeited	(72,602)	(22,263)
Options Outstanding at End of Period	3,527,800	3,824,073
Weighted Average Grant Date Fair Value Per Unit
Options Outstanding at Beginning of Period	$ 3.73	$ 3.06
Non-Vested Options Granted	$ 10.96	$ 5.64
Non-Vested Options Vested	$ 0.62	$ 3.05
Non-Vested Options Forfeited	$ 2.48	$ 3.41
Options Outstanding at End of Period	$ 4.13	$ 3.73
Non Vested Options | Class A common stock
Number of Units
Cancellation of Class A Units		(347,643)
Weighted Average Grant Date Fair Value Per Unit
Cancellation of Class A Units		$ 3.73